Equity-accounted investees - Summary of financial information to the carrying amount of the group's interest in associate (Detail) - RUB (₽) ₽ in Thousands		8 Months Ended	12 Months Ended
	May 06, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [2]
Disclosure of financial information of associate accounted for using equity method to carrying amount of interest in associate [line Items]
Non-current assets		₽ 10,772,750	₽ 10,772,750	₽ 10,373,068
Current assets		2,266,372	2,266,372	2,966,214
Non-current liabilities		(4,958,672)	(4,958,672)	(6,287,899)
Current liabilities		(4,692,257)	(4,692,257)	(4,047,963)
Goodwill		6,954,183	6,954,183	6,989,255
Carrying amount of the Group's interest in associate		178,847	178,847
Revenue			7,788,741	6,117,773	₽ 4,732,539
Loss from continuing operations (100%)			1,581,026	1,032,845	462,802
Total comprehensive loss (100%)			₽ 1,539,208	₽ 1,058,050	₽ 517,577
Skillaz [Member]
Disclosure of financial information of associate accounted for using equity method to carrying amount of interest in associate [line Items]
Percentage ownership interest	25.01%		25.01%
Non-current assets		95,717	₽ 95,717
Current assets		70,697	70,697
Non-current liabilities		(26,606)	(26,606)
Current liabilities		(59,479)	(59,479)
Net assets		80,329	80,329
Group's share of net assets (25.01%)		20,090	20,090
Goodwill	₽ 158,757	158,757	158,757
Carrying amount of the Group's interest in associate		178,847	₽ 178,847
Revenue		67,701
Loss from continuing operations (100%)		(122,118)
Total comprehensive loss (100%)		(122,118)
Group's share of total comprehensive loss (25.01%)		₽ (30,542)

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.
[2]	The Group adopted IFRS 15 at January 1, 2018 using the full retrospective approach. Under the transition method chosen, comparative information is restated. See Note 4.